Value Line Funds

7 Times Square

New York, NY 10036

212-907-1850

November 29, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Value Line Core Bond Fund (811-04471; 33-01575); and

The Value Line Tax Exempt Fund, Inc. (811-03904; 002-87913)

(each, a “Fund” and, collectively, the “Funds”)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Funds pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder; (2) the Investment Company Act of 1940, as amended (the “1940 Act”); and (3) Rule 101(a) of Regulation S-T, are post-effective amendments Nos. 44 and 45 to the registration statement on Form N-1A of Value Line Core Bond Fund and The Value Line Tax Exempt Fund, Inc. (the “Amendment”). The Amendment includes a Prospectus, Statement of Additional Information (“SAI”) and Part C. Please note that the Funds’ Prospectus and SAI are combined documents relating to shares of both Funds, each of which is a separate registrant under the 1933 Act and 1940 Act and is filing concurrently.

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act, which provides for an effective date 60 days from the date of the filing. However, the Funds intend to request acceleration of the effective date of the Amendment to December 20, 2017 given the limited scope of the changes. Specifically, each Fund is filing to reflect slight changes in the Master Amendment to the Investment Advisory Agreement being adopted by its Board to unbundle the management fee. The changes are intended to more closely align the language in the Master Amendment to the Investment Advisory Agreement to the applicable no-action relief. The changes do not require material revisions to disclosure in the combined Prospectus and SAI. The purpose of the Master Amendment to the Investment Advisory Agreement continues to be the unbundling of each Fund’s management fee to reflect amounts payable for administrative services separately from those payable for advisory services, with no change to the total amounts payable by the Fund.

We hereby respectfully request on behalf of each Fund that the staff of the Securities and Exchange Commission (the “Commission”) apply the selective review process to the Amendment in accordance with Release No. 33-6510 (IC-13768). The disclosures regarding the Funds in the enclosed Prospectuses and SAIs are substantially the same as those previously reviewed and commented upon by the staff of the Commission in post-effective amendments Nos. 42 and 43 to the Funds’ registration statements on Form N-1A, filed with the Commission on September 1, 2017 (Accession nos. 0001144204-17-046358 and 0001144204-17-046360), except for: (1) slight modification of the disclosures regarding this unbundling of the Fund’s management fee in the combined Prospectus and SAI; and (2) certain other non-material changes. There are no specific areas that, in the Funds’ view, warrant particular attention. Accordingly, the Funds respectfully submit that the staff of the Commission can focus its review on the disclosure changes reflecting the unbundling of the Funds’ management fees.

U.S. Securities and Exchange Commission

November 29, 2017

If you have any questions or comments concerning the Amendment, please contact Gretchen Passe Roin, Esq. or Leonard A. Pierce, Esq. of Wilmer Cutler Pickering Hale and Dorr LLP at (617)-526-6787 and (617) 526-6440, respectively.

Very truly yours,

/s/ Peter D. Lowenstein
Peter D. Lowenstein, Esq.

Legal Counsel

cc:	Gretchen Passe Roin, Esq.

Leonard A. Pierce, Esq.